Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated liabilities (Tables) [Abstract]
The detail of the balance of 'Subordinated liabilities'

The detail of the balance of “Subordinated liabilities” is as follows:

Thousand of reais
	Issuance	Maturity (1)	Amount (millions)	Interest rate	2019	2018	2017

Subordinated Liabilities	May-08	May-15 to May-18	R$283	CDI (2)	-	-	109,572
Subordinated Liabilities	May-08 to June-08	May-15 to June-18	R$268	IPCA (3)	-	-	409,658
Notes (4)	January-14	Perpetual	R$3.000	7.375%	-	4,906,880	-
Notes (4)	January-14	January-24	R$3.000	6.000%	-	4,978,727	-
Total					-	9,885,607	519,230

(1) Subordinated time deposits issued by Banco Santander S.A. with yield paid at the end of the term together with the principal.

(2) Between December 2017 and May 2018, indexed by 100% and 112% of the CDI.

(3) Between December 2017 and June 2018, indexed by the IPCA (extended consumer price index) plus interest of 8.3% p.a. to 8.4% p.a.

(4) On December 18, 2018, the Bank Central of Brazil issued approval for the repurchase of the notes issued on January 29, 2014, this approval led to the reclassification of these instruments from the Debt Instruments Eligible to Compose Capital to Subordinated Debt (Note 20).

By currency, of the balance of Subordinated liabilities

The detail by currency, of the balance of “Subordinated liabilities” is as follows:

	Thousand of reais			Average Interest Rate (%)
Currency:	2019	2018	2017	2019	2018	2017

Real	-	9,885,607	519,230	0.0%	4.9%	7.5%
Total	-	9,885,607	519,230	0.0%	4.9%	7.5%

Changes in Subordinated liabilities

Changes in the balance of "Subordinated liabilities" in twelve-months period ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017

Balance at beginning of year	9,885,607	519,230	466,246
Payments	(9,885,607)	(544,566)	-
Interest (Note 33)	-	25,336	52,984
Transfers (Note 20)	-	9,885,607	-
Balance at end of year	-	9,885,607	519,230